FAIR VALUES MEASUREMENTS - Carrying Amounts and Fair Values of Financial Instruments (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt (excluding finance leases), carrying amount	$ 11,969	$ 313
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt (excluding finance leases), fair value	12,531	313
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt (excluding finance leases), fair value	10,478	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt (excluding finance leases), fair value	0	0
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current and long-term debt (excluding finance leases), fair value	$ 2,053	$ 313